Share-based payments - Narrative (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) shares year £ / shares	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 5	£ 5
Employee share schemes and hedging thereof	546	295	£ 346
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 476	£ 235	£ 303
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable | shares	13,954,749
Number of options excercisable, Weighted average exercise price | £ / shares	£ 1.19	£ 1.23
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	3
Expected volatility	31.10%
Risk free interest rate, share options granted	4.28%
Pure dividend yield rates	4.01%
Repo rates	(0.47%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	5
Expected volatility	30.56%
Risk free interest rate, share options granted	4.05%
Pure dividend yield rates	3.93%
Repo rates	(0.63%)
Share value plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable | shares	0	0
Employee benefit and other trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of Barclays shares held | shares	14,000,000	12,900,000
Number of options excercisable, Weighted average exercise price | £ / shares	£ 1.59	£ 1.87
Total market value of the shares held in trust	£ 22	£ 24
Certain share-based payment schemes | Retained earnings | Forward contract | At cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 469